Senior Notes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010
Summary of carrying amounts of debt and equity balances
Principal amount of Senior Convertible Notes		$ 300,000
Remaining unamortized debt discount	5,400		4,400
Senior Convertible Notes [Member]
Summary of carrying amounts of debt and equity balances
Carrying value of equity component	69,217		79,287
Principal amount of Senior Convertible Notes	529,509		637,626
Remaining unamortized debt discount	43,004		58,032
Net carrying value of Senior Convertible Notes	$ 486,505		$ 579,594